Fair Value Measurements - Summary Of Quantitative Information Regarding Fair Value Measurements (Detail) - Fair Value, Inputs, Level 3 [Member] - $ / shares			12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Volatility	15.00%	15.00%	15.40%	15.40%
Stock price	$ 9.98	$ 9.57	$ 9.98	$ 9.98
Expected life of the options to convert	6 days 12 hours	6 days 12 hours	6 days 12 hours	6 years 6 months 14 days
Risk-free rate	0.58%	0.58%	0.58%	0.58%
Dividend yield	0.00%	0.00%	0.00%	0.00%